Statement of Cash Flows - Summary of Significant Non-cash Activities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Transfer from construction-in-progress to other assets
Non Cash Transactions [Line Items]
Non-cash transactions	₩ 12,902,589	₩ 10,189,527	₩ 14,052,094
Recognition of asset retirement cost and related provision for decommissioning costs
Non Cash Transactions [Line Items]
Non-cash transactions	2,356,805	895,507	2,425,668
Transfer from provision for disposal of spent nuclear fuel to accrued expenses
Non Cash Transactions [Line Items]
Non-cash transactions	455,401	395,921	376,103
Transfer from long-term borrowings and debt securities to current portion of long-term borrowings and debt securities
Non Cash Transactions [Line Items]
Non-cash transactions	11,109,271	9,237,883	7,759,284
Transfer from inventory to stored nuclear fuel
Non Cash Transactions [Line Items]
Non-cash transactions	908,842	1,055,974	1,129,374
Transfer of right-of-use assets due to change in accounting policy
Non Cash Transactions [Line Items]
Non-cash transactions	₩ 78,213	₩ 291,334	₩ 5,364,647